Trade and other receivables	12 Months Ended
Jun. 30, 2024
Text block [abstract]
Trade and other receivables
Note 12. Trade and other receivables

	2024	2023
	A$’000	A$’000

Current assets

Trade receivables	—	1
GBM Agile deposit	3,756	3,753
BAS receivables	133	104
Deposits held	8	41

	3,897	3,899

The GBM Agile deposit was advanced to GCAR at the start of the GBM Agile trial, and is refundable if not utilized against trial expenses. The amount will be allocated against expenditure towards the latter end of the trial. Completion of the final analysis is expected in second half of 2024.
The Business Activity Statement (“BAS”) receivable consist of GST that is recoverable and refundable from the tax authority.